Deferred Compensation and Retirement Plans - Schedule of Components Of Net Periodic Benefit Costs (Details) - Medical And Life Insurance Benefits - Hay Group - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 183	$ 219	$ 217
Net prior service credit amortization	(308)	(308)	(308)
Amortization of actuarial gain	(81)	(119)	(83)
Net periodic benefit cost	$ (206)	$ (208)	$ (174)